Intangible assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 58,700	$ 58,000	$ 176,700	$ 291,000	$ 350,300
Additions to intangible assets			0
Order backlog
Finite-Lived Intangible Assets [Line Items]
Decrease in amortization			500,000
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Decrease in amortization			$ 202,000